1339609

FORM D

[redacted]

05067578

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (~ check if this is an amendment and name has changed and indicate change.)
Series B Preferred Stock and underlying Securities

Filing Under (Check box(es) that apply): ~ Rule 504 ~ Rule 505 ☒ Rule 506 ~ Section 4(6) ~ ULOE

Type of Filing: ☒ New Filing ~ Amendment

RECEIVED SEP 28 2005

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (~ check if this is an amendment and name has changed, and indicate change.)
Flock, Inc.

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
2035 Ralmar Avenue	**East Palo Alto, CA 94303**	**(650) 380-9251**
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business

PROCESSED
SEP 30 2005
THOMSON FINANCIAL

Type of Business Organization
☒ corporation ~ limited partnership, already formed ~ other (please specify):
~ business trust ~ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 1 Year 0 5 ☒ Actual ~ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested of the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Endeavor Partner L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

5150 El Camino Real, Suite 20, Los Altos, CA 94022

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Andressen 1996 Charitable Unitrust D/T/D 2/1/1996

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o 720 University Avenue, Suite 200, Los Gatos, CA 95032

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Midas Capital LP

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Midas Capital Management LLC, 100 Four Wells Corporate Center, Suite 104, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Penchina, Gil

Business or Residence Address (Number and Street, City, State, Zip Code)

2145 Hamilton Avenue, San Jose, CA 95125

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kraus, Joe

Business or Residence Address (Number and Street, City, State, Zip Code)

1326 Forest Avenue, Palo Alto, CA 94301

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $1,570,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ 1,570,000
Other (specify): ______	☐ $	☐ $
Column Totals	☐ $	☒ $______
Total Payments Listed (column totals added)	☒ $1,570,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Flock, Inc.	[signature]	September 19, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Armando Castro	Secretary	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification Under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL	☐	☐						☐	☐
AK	☐	☐						☐	☐
AZ	☐	☐						☐	☐
AR	☐	☐						☐	☐
CA	☐	☒	**Series B Preferred Stock $1,500,000**	**8**	**$1,590,000.00**			☐	☒
CO	☐	☐						☐	☐
CT	☐	☐						☐	☐
DE	☐	☐						☐	☐
DC	☐	☐						☐	☐
FL	☐	☐						☐	☐
GA	☐	☐						☐	☐
HI	☐	☐						☐	☐
ID	☐	☐						☐	☐
IL	☐	☐						☐	☐
IN	☐	☐						☐	☐
IA	☐	☐						☐	☐
KS	☐	☐						☐	☐
KY	☐	☐						☐	☐
LA	☐	☐						☐	☐
ME	☐	☐						☐	☐
MD	☐	☐						☐	☐
MA	☐	☐						☐	☐
MI	☐	☐						☐	☐
MN	☐	☐						☐	☐

APPENDIX									
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification Under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MS	☐	☐						☐	☐
MO	☐	☐						☐	☐
MT	☐	☐						☐	☐
NE	☐	☐						☐	☐
NV	☐	☐						☐	☐
NH	☐	☐						☐	☐
NJ	☐	☐						☐	☐
NM	☐	☐						☐	☐
NY	☐	☐						☐	☐
NC	☐	☐						☐	☐
ND	☐	☐						☐	☐
OH	☐	☐						☐	☐
OK	☐	☐						☐	☐
OR	☐	☐						☐	☐
PA	☐	☒	**Series B Preferred Stock $10,000**	**1**	**$10,000.00**			☐	☒
RI	☐	☐						☐	☐
SC	☐	☐						☐	☐
SD	☐	☐						☐	☐
TN	☐	☐						☐	☐
TX	☐	☐						☐	☐
UT	☐	☐						☐	☐
VT	☐	☐						☐	☐
VA	☐	☐						☐	☐
WA	☐	☐						☐	☐
WV	☐	☐						☐	☐

APPENDIX										
1	2		3	4				5		
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in State (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification Under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)		
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**	
WI	☐	☐						☐	☐	
WY	☐	☐						☐	☐	
PR	☐	☐						☐	☐	

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $1,570,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☒ 1,570,000
Other (specify): ______	☐ $	☐ $
Column Totals	☐ $	☒ $______
Total Payments Listed (column totals added)		☒ $1,570,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Flock, Inc.	[signature]	September 19, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Armando Castro	Secretary	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

A. BASIC IDENTIFICATION DATA

1. Enter the information requested of the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Decrem, Bart

Business or Residence Address (Number and Street, City, State, Zip Code)

2035 Ralmar Avenue, East Palo Alto, CA 94303

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)

Cowan, David

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bessemer Venture Partners, 535 Middlefield Road, Suite 245, Menlo Park, CA 94025

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bessemer Venture Partners VI L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bessemer Venture Partners, 535 Middlefield Road, Suite 245, Menlo Park, CA 94025

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bessemer Venture Partners VI Institutional L.P

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bessemer Venture Partners, 535 Middlefield Road, Suite 245, Menlo Park, CA 94025

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bessemer Venture Partners Co-Investment L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

2750 Sand Hill Road, Menlo Park, CA 94025

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Smith, Jed

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Catamount Ventures II, L.P. 400 Pacific Ave., 3rd Floor, San Francisco, CA 94133-4607

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Catamount Ventures II, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Catamount Ventures Management II, LLC, 400 Pacific Ave., 3rd Floor, San Francisco, CA 94133-4607